Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 2,920	$ 6,516	$ 1,975
Other comprehensive income, net of tax:
Unrealized holding gain arising during the year, net of tax effect	8,443	431	3,553
Unrealized gain (loss) on derivatives, net of tax effect	(138)	(293)	351
Reclassification adjustment for gains included in net income, net of tax effect	(1,912)	(2,313)	(1,791)
Comprehensive income	$ 9,313	$ 4,341	$ 4,088